EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

14. EMPLOYEE BENEFITS

In July 2020, the Company adopted a 401(k) retirement and savings plan (the “401(k) Plan”) covering all employees. The 401(k) plan allows employees to make pre-tax or post-tax contributions up to the maximum allowable amount set by the Internal Revenue Services. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors. The Company made contributions to the 401(k) Plan of approximately $1.0 million and $0.3 million during the years ended December 31, 2021 and 2020, respectively.